Intangible Asset	12 Months Ended
Sep. 30, 2024
Intangible Asset [Abstract]
INTANGIBLE ASSET

5. intangible asset

	As of September 30,		As of September 30,
	2024	2024	2023
	HK$	US$	HK$
Software	5,116,814	658,594	5,116,814
Less: amortization	(1,023,363)	(131,719)	(511,681)
Software, net	4,093,451	526,875	4,605,133

Amortization expenses recognized for the year ended September 30, 2023 and 2024 were HK$ 511,681 and HK$511,682 respectively.

The estimated aggregate amortization expenses for each of the five succeeding fiscal years and thereafter are as follows:

HK$
Years ending September 30,
2025	511,681
2026	511,681
2027	511,681
2028	511,681
2029	511,681
Thereafter	1,535,046
4,093,451